FINANCIAL INSTRUMENTS (Details) (USD $)	3 Months Ended		6 Months Ended						3 Months Ended		6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2012 Zinc	Jun. 30, 2013 Zinc item	Dec. 31, 2012 Zinc item	Jun. 30, 2013 Copper item	Jun. 30, 2013 Heating oil item	Jun. 30, 2012 Heating oil	Jun. 30, 2013 Heating oil item	Jun. 30, 2012 Heating oil	Jun. 30, 2013 Foreign exchange zero cost collar Designated as hedges	Jun. 30, 2013 Foreign exchange zero cost collar Designated as hedges 2013 expenditures	Jun. 30, 2013 Foreign exchange zero cost collar Designated as hedges 2013 expenditures	Jun. 30, 2013 Call Options Written item	Jun. 30, 2012 Call Options Written item	Jun. 30, 2013 Call Options Written item	Jun. 30, 2012 Call Options Written item	Jun. 30, 2013 Expected 2013 diesel fuel exposure Designated as hedges Heating oil gal	Jun. 30, 2013 Foreign exchange, heating oil and other derivative financial instruments	Jun. 30, 2012 Foreign exchange, heating oil and other derivative financial instruments	Jun. 30, 2013 Foreign exchange, heating oil and other derivative financial instruments	Jun. 30, 2012 Foreign exchange, heating oil and other derivative financial instruments	Jun. 30, 2013 Foreign exchange derivative	Jun. 30, 2012 Foreign exchange derivative	Jun. 30, 2013 Foreign exchange derivative	Jun. 30, 2012 Foreign exchange derivative	Jun. 30, 2013 Heating oil derivative	Jun. 30, 2012 Heating oil derivative	Jun. 30, 2013 Heating oil derivative	Jun. 30, 2012 Heating oil derivative	Jun. 30, 2012 Other derivative	Jun. 30, 2012 Other derivative	Jun. 30, 2013 Equity derivative	Jun. 30, 2013 Equity derivative
Financial instruments
Net premium payable to counterparty
Amount of expenditures hedged														120,000,000	120,000,000
Number of derivative instruments outstanding						0	0	0								0	0	0	0
Notional amount																				500,000
Average price (in dollars per gallon)																				2.45
Percentage of Meadowbank's expected exposure																				3.00%
Number of derivative instruments expired									0		0
Changes in AOCL balances recorded in the interim consolidated financial statements pertaining to derivative financial instruments
Accumulated other comprehensive (loss) income, beginning of period			(27,311,000)																		(169,000)	2,360,000	(260,000)	(4,404,000)
Other comprehensive (loss) income																									(1,846,000)	(5,192,000)	(1,765,000)	2,082,000	(86,000)	46,000	(86,000)	46,000	(394,000)	(394,000)
Reclassification to the interim unaudited consolidated statements of income (loss)																					10,000	527,000	20,000	17,000
Accumulated other comprehensive (loss) income, end of period	(21,132,000)		(21,132,000)																		(2,091,000)	(2,653,000)	(2,091,000)	(2,653,000)
Loss (gain) on derivative financial instruments
Premiums realized on written foreign exchange call option																789,000	608,000	1,473,000	1,027,000
Mark-to-market loss														(1,800,000)	(1,800,000)																				(2,725,000)	(427,000)
Realized gain on zinc derivative financial instruments					476,000
Loss on heating oil derivative financial instruments and other										(4,929,000)		(4,929,000)
(Loss) gain on derivative financial instruments	$ (1,936,000)	$ (4,321,000)	$ 1,046,000	$ (3,426,000)